UNAUDITED CONDENSED STATEMENT OF OPERATIONS - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
General and administrative expenses	$ 1,547,072			$ 3,776,741
General and administrative expenses - related party	52,500			105,000
Franchise tax expense	12,606			129,913
Loss from operations	(1,612,178)	$ (239,727)	$ (270,291)	(4,011,654)
Other income (expense)
Interest income from investments held in Trust Account	19,686	43,410	43,410	86,562
Change in fair value of derivative warrant liabilities	10,894,142	(1,181,514)	(1,181,514)	(17,585,649)
Net income	9,301,650	$ (1,377,831)	$ (1,408,395)	(21,510,741)
Class A common stock
Other income (expense)
Net income	$ 0			$ 0
Weighted average shares outstanding	14,375,000	14,375,000	14,375,000	14,375,000
Basic and diluted net income per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class B common stock
Other income (expense)
Net income	$ 9,301,650			$ 21,510,741
Weighted average shares outstanding		3,593,750	3,593,750	3,468,192
Basic and diluted net income per share		$ (0.38)	$ (0.39)	$ (6.20)
Basic weighted average shares outstanding	3,593,750
Basic net income per share	$ 2.59
Diluted weighted average shares outstanding of Class B common stock and nonredeemable warrants	4,665,065
Diluted net loss per share, Class B common stock and nonredeemable warrants	$ (0.34)